Schedule of Concentration of Risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer One [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	23.00%
Customer Two [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	12.70%
Customer Three [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	11.30%
Customer Four [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.50%
Customer Five [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	18.20%	11.20%
Customer Six [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	12.90%
Customer Seven [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.80%